Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Salary and welfare payable	$ 225,105	$ 285,195
VAT and other taxes payables	107,363	114,114
Interest payable	19,245	21,398
Deferred revenue	169,072	219,933
Other accrued expenses	10,765	54,072
Total	$ 531,550	$ 694,712